Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA')	12 Months Ended
Jan. 31, 2013
Notes
Chilean Value Added Tax / Impuesto Al Valor Agregado ('IVA')

NOTE 7 - CHILEAN VALUE ADDED TAX / IMPUESTO AL VALOR AGREGADO ("IVA")

During the year ended January 31, 2013, the Company recorded $4,640 (2011 - $131,980) in Chilean Value Added Tax, which was included in operating costs. This IVA is recoverable from future IVA payable.  During the years ended January 31, 2013 and January 31, 2012, the Company received $0 in IVA tax recovered.